VAT AND OTHER TAXES PAYABLE	12 Months Ended
Oct. 31, 2020
VAT AND OTHER TAXES PAYABLE
VAT AND OTHER TAXES PAYABLE

NOTE 8 – VAT AND OTHER TAXES PAYABLE

At October 31, 2020 and 2019, VAT and other taxes payable consisted of the following:

	October 31, 2020	October 31, 2019
Income taxes payable	$459,714	$299,908
VAT payable	86,715	16,407
Other	2,201	2,556
	$548,630	$318,871